Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Accrued interest	$ 3,896	$ 2,730
Debt instruments interest rate	4.00%	4.00%
Debt instruments maturity date	Mar. 21, 2017	Mar. 21, 2017
E-Wiz Solutions, LLC [Member]
Payment of billed amount	$ 38,800